Reconciliations of Liabilities Arising from Financing Activities - Schedule of Reconciliations of Liabilities Arising From Financing Activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	$ 1,681
Additions	278	2,043
Exchange differences	(27)	(1)
Interest expense	93	116
Advances from/(Repayment to)	(483)	(477)
Net changes from financing cash flows	(390)	(361)
Balance at ending	1,542	1,681
Amount due to shareholders [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	52	57
Additions
Exchange differences
Interest expense
Advances from/(Repayment to)	(52)	(5)
Net changes from financing cash flows	(52)	(5)
Balance at ending		52
Amount due to Directors [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	3
Additions
Exchange differences
Interest expense
Advances from/(Repayment to)		3
Net changes from financing cash flows		3
Balance at ending	$ 3	$ 3